Segment information	6 Months Ended
Jun. 30, 2012
Segment information
Segment information
Note 5 Segment information
Overview
For purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for 6M12 and 6M11 were CHF 144 million and CHF 149 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 347 million and CHF 363 million, respectively. Total assets of these non-consolidated affiliate entities included in the segment presentation as of June 30, 2012 and December 31, 2011 were CHF 25.1 billion and CHF 24.9 billion, respectively.

> Refer to “Note 5 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 for further information.
Net revenues and income before taxes
in	6M12	6M11

Net revenues (CHF million)

Private Banking	5,308	5,592

Investment Banking	7,068	7,904

Asset Management	1,231	1,274

Adjustments [1,2]	(1,546)	(131)

Net revenues	12,061	14,639

Income/(loss) before taxes (CHF million)

Private Banking	1,381	1,668

Investment Banking	1,381	1,691

Asset Management	387	393

Adjustments [1,3]	(2,015)	(490)

Income before taxes	1,134	3,262

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments. 2 Includes noncontrolling interest-related revenues of CHF 229 million and CHF 955 million in 6M12 and 6M11, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues. 3 Includes noncontrolling interest income of CHF 203 million and CHF 942 million in 6M12 and 6M11, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets
end of	6M12	2011

Total assets (CHF million)

Private Banking	366,609	347,476

Investment Banking	796,613	811,689

Asset Management	23,647	23,203

Adjustments [1]	(158,347)	(147,581)

Total assets	1,028,522	1,034,787

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.